Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($) percent
Disclosure of debt securities at fair value through profit or loss [line items]
Nominal amount of hedging instrument | percent	4,555,434
Swap contract [member] | Aeropuertos Argentina [Member]
Disclosure of debt securities at fair value through profit or loss [line items]
Average price of hedging instrument	4
Argentine government Treasury bills in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a face value of 1,145,882,575 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 1,145,882,575
Argentine government discount bonds in dual currency – Maturity: 07-21-2023 (TDL23) for a face value of 344,498,105 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	344,498,105
Argentine government discount Treasury bills in pesos – Maturity: 05-31-2023 (S31Y3) for a face value of 295,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	295,000,000
Argentine government discount Treasury bills in pesos – Maturity: 04-28-2023 (S28A3) for a face value of 210,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	210,000,000
Argentine government discount Treasury bills in pesos – Maturity: 03-31-2023 (S31M3) for a face value of 200,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	200,000,000
Argentine government Treasury bills in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a face value of 159,305,395 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	159,305,395
Argentine government discount bonds in dual currency – Maturity: 09-29-2023 (TDS23) for a face value of 120,244,752 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	120,244,752
Argentine government Treasury bonds tied to the US dollar - Maturity: 07-31-2023 (T2V3) for a face value of 3,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	3,000,000
As of December 31, 2023, their notional value amounted to 723,905,521 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	723,905,521
Argentine government discount bonds in dual currency - Maturity: 08-30-2024 (TDG24) for a face value of 1,033,387,454 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	1,033,387,454
Argentine government discount bonds in dual currency - Maturity: 04-30-2024 (TDA24) for a face value of 416,431,788 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	416,431,788
Argentine government Treasury bonds tied to the US dollar 0.40% - Maturity: 04-30-2024 (TV24) for a face value of 237,640,435 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	237,640,435
Argentine government discount bonds in dual currency - Maturity: 06-30-2024 (TDJ24) for a face value of 113,500,000 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 113,500,000
Level 1 [member] | Corporate bonds YPF SA C025 - Maturity: 02-13-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-13-2026
Level 1 [member] | Corporate bonds Genneia SA C031 - Maturity: 09-02-2027 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	09-02-2027
Level 1 [member] | Corporate bonds Transportadora de Gas del Sur SA C002 - Maturity: 05-02-2025 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	05-02-2025
Level 1 [member] | Corporate bonds YPF SA C39 - Maturity: 07-28-2025 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-28-2025
Level 1 [member] | Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-17-2025
Level 1 [member] | Corporate bonds Telecom Argentina SA C005 - Maturity: 08-06-2025 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-06-2025
Level 1 [member] | Corporate bonds Capex SA C005 - Maturity: 08-25-2028 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-25-2028
Level 1 [member] | Corporate bonds Telecom Argentina SA C001 - Maturity: 07-18-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-18-2026
Level 2 [member] | Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	01-24-2027
Level 2 [member] | Corporate bonds YPF SA C002 - Maturity: 07-25-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-25-2026
Government securities [member] | Level 1 [member] | Argentine government discount bonds in dual currency - Maturity: 08-30-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-30-2024
Government securities [member] | Level 1 [member] | Argentine government discount bonds in dual currency - Maturity: 04-30-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-30-2024
Government securities [member] | Level 1 [member] | Argentine government discount bonds in dual currency - Maturity: 02-28-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-28-2024
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds tied to the US dollar - Maturity: 04-30-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-30-2024
Government securities [member] | Level 1 [member] | Argentine government discount bonds in dual currency - Maturity: 06-30-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-30-2024
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings, interest rate	4.25%
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	10-14-2024
Government securities [member] | Level 1 [member] | Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-09-2030
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	11-09-2026
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 06-27-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-27-2024
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 10-31-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	10-31-2024
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 08-08-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-08-2024
Government securities [member] | Level 2 [member] | Neuquén government Treasury bills S01 C01 - Maturity: 04-19-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-19-2026
Government securities [member] | Level 2 [member] | Autonomous City of Buenos Aires bonds 7.5% - Maturity: 06-01-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings, interest rate	7.50%
Government securities [member] | Level 2 [member] | Autonomous City of Buenos Aires bonds 7.5% - Maturity: 06-01-2027 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-01-2027